SCHEDULE OF CONCENTRATION (Details) - Customer Concentration Risk [Member]	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Customer A [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	25.00%	24.00%
Customer A [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	35.00%		38.00%
Customer B [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	9.00%	11.00%
Customer B [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	18.00%		19.00%
Vendor A [Member] | Cost of Goods Sold [Member]
Concentration Risk [Line Items]
Concentration risk percentage	39.00%	45.00%
Vendor A [Member] | Accounts Payables [Member]
Concentration Risk [Line Items]
Concentration risk percentage	15.00%		15.00%
Vendor B [Member] | Cost of Goods Sold [Member]
Concentration Risk [Line Items]
Concentration risk percentage	31.00%	30.00%
Vendor B [Member] | Accounts Payables [Member]
Concentration Risk [Line Items]
Concentration risk percentage	33.00%		43.00%
Vendor C [Member] | Cost of Goods Sold [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	13.00%
Vendor C [Member] | Accounts Payables [Member]
Concentration Risk [Line Items]
Concentration risk percentage	27.00%		24.00%